SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE SELECT EQUITY FUND

     The following information will supersede or supplement certain information in the fund's Prospectuses and Statement of Additional Information.

     The fund's Board has approved certain changes to the fund (described below), which will become effective on or about August 8, 2005.

     The Credit Suisse Select Equity Fund will change its name to the Credit Suisse Large Cap Blend Fund.

     THE FOLLOWING WILL SUPERSEDE OR SUPPLEMENT THE DESCRIPTION OF PRINCIPAL STRATEGIES FOUND IN THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION:

     The fund's principal strategies include the following:

          o Invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations

          o Focuses on companies with favorable growth or value characteristics

          o    Uses both fundamental and quantitative stock analyses

     THE FOLLOWING WILL SUPERSEDE OR SUPPLEMENT THE LISTED PRINCIPAL RISK FACTORS FOUND IN THE PROSPECTUSES UNDER "A WORD ABOUT RISK":

     Focus risk is no longer a principal risk factor of the fund.

     THE FOLLOWING WILL SUPERSEDE OR SUPPLEMENT THE DESCRIPTION OF GOAL AND STRATEGIES FOUND IN THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION:

     The fund seeks long-term appreciation of capital, which is achieved through the active management of a portfolio of large capitalization U.S. stocks. Under normal market conditions, the fund invests at least 80% of its assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalization ("large companies"). The fund considers a large company to be one whose market capitalization is equal to or greater than the smallest company in the S&P 500 Index.

     The portfolio managers use a stock selection process that tries to identify companies with compelling growth or value characteristics. Using a combination of fundamental and quantitative research, the portfolio managers analyze the stocks for their valuation, profitability and stock price momentum attributes. Value stocks typically exhibit compelling relative valuation attributes. In seeking to identify undervalued companies, the managers seek to buy stocks that are deeply discounted relative to their view of up-side potential. Growth stocks, on the other hand, will typically demonstrate attractive growth characteristics, such as appealing stock price strength. In seeking to identify growth companies, CSAM looks for sectors and companies that we believe will outperform the overall market and that have attractive capital-growth potential. In all cases, the portfolio managers consider the skill of a company's management, the health of its cash flow and its profitability profile.

     The portfolio managers then assemble an optimal blend of growth and value stocks that is well diversified and presents a desired capital appreciation potential and risk level relative to the fund's S&P 500 Index benchmark. The portions of the fund's assets invested in value stocks and growth stocks will vary over time, and, depending on current market conditions the fund may be predominantly invested in one or the other.

     The portfolio managers use quantitative tools to help understand the return/risk contribution of each stock, helping to achieve the desired chemistry among the portfolio holdings.

     The portfolio managers may sell securities for a variety of reasons such as to realize profits, limit losses and to take advantage of other investment opportunities.

     THE FOLLOWING WILL SUPERSEDE THE DESCRIPTION OF PORTFOLIO MANAGEMENT FOUND IN THE PROSPECTUSES:

     The Credit Suisse Large Cap Core Team is responsible for the day-to-day management of the fund. The team currently consists of Stephen Kaszynski, Jeffrey Rose and William Butler. Messrs. Kaszynski and Rose are value and growth specialists, respectively.

     THE FOLLOWING WILL SUPPLEMENT THE DESCRIPTION OF MEET THE MANAGERS FOUND IN THE PROSPECTUSES:

     Stephen J. Kaszynski, CFA, Managing Director, is head of U.S. equities and has portfolio management responsibility for value equities. He joined CSAM in 2004 from D.A. Capital Management, of which he was a co-founder and a managing member of the firm's hedge fund, D.A. Long/Short Equity LP, from 2001 to 2003. Previously, Mr. Kaszynski was a partner at Invesco Capital Management where, during his tenure from 1985 to 2001, he was team leader of the institutional large-capitalization value equity product and a senior member of the institutional small-capitalization value equity team. Before coming to Invesco, he was a Vice President and senior equity portfolio manager at Gardner & Preston Moss, which he joined in 1982 and was acquired by Invesco in 1985; and a management consultant at Touche Ross. Mr. Kaszynski holds a B.A. in economics from Knox College and an M.B.A. in finance from the University of Chicago Graduate School of Business.

     Jeffrey T. Rose, CFA, Managing Director, is a portfolio manager specializing in large- and mid- capitalization U.S. growth equities. He joined CSAM in 2000. Previously, he worked as a portfolio manager at Prudential Investments from 1994 to 2000, and an analyst and portfolio manager at Prudential Capital Group from 1992 to 1994. Mr. Rose holds a B.A. in Government from Cornell University and an M.B.A. from The Amos Tuck School at Dartmouth College.

     OTHER CONTRARY INFORMATION IN THE PROSPECTUSES OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated: June 7, 2005                                         16-0605
                                                            for
                                                            SEQ-PRO-CMN
                                                            SEQ-PRO-LOAD
                                                            2005-015

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE SELECT EQUITY FUND

     The following information will supersede or supplement certain information in the fund's Statement of Additional Information.

PORTFOLIO MANAGERS

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed

     As reported to the Fund, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by each portfolio manager and the total assets managed within each category as of March 31, 2005.


             ------------------------------     ----------------------------         --------------------------
                   Registered Investment            Other Pooled Investment
                        Companies                         Vehicles                         Other Accounts
-------------------------------------------------------------------------------------------------------------------------
Name            Number of     Total Assets        Number of      Total Assets        Number of       Total Assets
                Accounts                          Accounts                           Accounts
-------------------------------------------------------------------------------------------------------------------------
Stephen J.
Kaszynski            1           $85,920,027            4           $494,694,719           6            $291,968,327
                                  ----------                         -----------                         -----------
-------------------------------------------------------------------------------------------------------------------------
Jeffrey Rose

                     3           $56,473,459            3           $410,835,837           4             $96,142,256
                                  ----------                         -----------                          ----------
-------------------------------------------------------------------------------------------------------------------------


No advisory fee is paid based on performance for any of the accounts listed above.

Ownership in Securities of the Fund

     As reported to the Fund, as of March 31, 2005, the Fund's portfolio managers had no beneficial ownership in the Fund.

Portfolio Managers' Compensation

     CSAM's compensation to the portfolio managers of the Funds includes both a fixed base salary component and bonus component. In the case of Stephen Kaszynski and Jeffrey Rose, part of the bonus component is discretionary and generally is determined by considering various factors, such as the assets held in the Fund and other accounts managed by a portfolio manager, business growth, teamwork, management, corporate citizenship, etc. The other part of the bonus generally is determined by the pre-tax investment performance of products, including the Fund, for which the portfolio manager is responsible. CSAM considers both the short-term (generally one year) and long-term (generally three years) performance of a portfolio manager relative to selected benchmarks as follows:


-------------------------------- ---------------------------------------- -----------------------------------
PORTFOLIO MANAGER                BENCHMARK(S)                             PEER GROUP
-------------------------------- ---------------------------------------- -----------------------------------

Stephen Kaszynski                Lipper Large Cap Value peer group        Russell 2000 Value
                                 Lipper Small Cap Value peer group        Russell 1000 Value
-------------------------------- ---------------------------------------- -----------------------------------
Jeffrey Rose                     Lipper Large Cap Growth peer group       Russell 1000 Growth
-------------------------------- ---------------------------------------- -----------------------------------

     In the case of William Butler, his compensation consists of a base salary and a discretionary bonus that is not tied by formula to the performance of any fund or account but those factors mentioned above are taken into account in determining his bonus.

     A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

     Like all employees of CSAM, portfolio managers participate in CSAM's profit sharing and 401(k) plans.